SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2018
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES

NOTE 20 – SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Payroll and related expenses	7,540	5,012	301
Share-based payments	575	387	65
Professional services	1,626	1,778	947
Samples	—	1,569	—
Travel and related expenses	1,822	2,236	81
Office-related expenses	495	395	86
Other	428	637	75
	12,486	12,014	1,555